Employee Future Benefits - Components of AOCI and Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Regulatory assets (Note 8)	$ 5,022	$ 4,631
Regulatory liabilities (Note 8)	(4,262)	(4,291)
DBP Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	6	11
Unamortized past service costs	2	1
Income tax (recovery) expense	(2)	(3)
Accumulated other comprehensive income	6	9
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial (gains) losses	(25)	46
Plan amendments/past service credits	39	(1)
Other regulatory deferrals	9	12
Net regulatory assets (liabilities)	23	57
Regulatory assets (Note 8)	192	235
Regulatory liabilities (Note 8)	(169)	(178)
OPEB Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	(10)	(11)
Unamortized past service costs	4	6
Income tax (recovery) expense	1	1
Accumulated other comprehensive income	(5)	(4)
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial (gains) losses	(296)	(283)
Plan amendments/past service credits	(1)	(2)
Other regulatory deferrals	(1)	4
Net regulatory assets (liabilities)	(298)	(281)
Regulatory assets (Note 8)	0	0
Regulatory liabilities (Note 8)	$ (298)	$ (281)